S000037466 [Member] Investment Strategy - U.S. Strategic Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund defines large and medium capitalization companies as those companies represented by the Russell 1000® Index or with market capitalization within the capitalization range of the Russell 1000® Index. The Fund may employ long-short equity strategies pursuant to which it sells securities short. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as futures contracts.  In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances.
The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.